Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Leases
Rental expense		$ 15,703	$ 11,605
Lease liabilities	$ 17,880	24,378	24,584
Short term lease rental expenses	52,660
Interest expense generated from the lease liability	717	2,054	3,765
Depreciation right of use assets	$ 6,544	$ 12,666	$ 13,098